625 Fourth Avenue South
Minneapolis, Minnesota  55415

[logo] LUTHERAN BROTHERHOOD
       VARIABLE INSURANCE
       PRODUCTS COMPANY



May 2, 1997


Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549

RE: LBVIP Variable Annuity Account I - File Nos. 33-15974 and 811-5242 ("the Registrant"); Prospectus dated May 1, 1997 and the
     Statement of Additional Information dated May 1, 1997

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 18 to the Registrant's registration statement on Form N-4 would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on April 29, 1997.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-5727.

Sincerely,

LBVIP VARIABLE ANNUITY ACCOUNT I
         (Registrant)

By  LUTHERAN BROTHERHOOD VARIABLE
    INSURANCE PRODUCTS COMPANY
          (Depositor)


By:  /s/ James M. Odland
   ------------------------------
     James M. Odland
     Assistant Secretary

JMO\lbvip-va\n-4\1997\sec5-97